Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT
11.	FAIR VALUE MEASUREMENT

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values. There were no transfers between fair value measurement levels during the three or nine months ended September 30, 2025, or 2024.

The Company’s financial assets and liabilities measured at fair value at September 30, 2025, and December 31, 2024 are as follows:

	Fair Value Measurements as of September 30, 2025
	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities:
Convertible debt at fair value	$-	$-	$4,537,552	$4,537,552

	Fair Value Measurements as of December 31, 2024
	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities:
Convertible debt at fair value	$-	$-	$3,542,797	$3,542,797

The derivative portion of the convertible note was valued using a Black-Scholes simulation model. As a result of the election to apply the fair value option, the value of the conversion feature is not separately presented on the balance sheet.

The following assumptions were used in determining the fair value of the convertible notes as of September 30, 2025, and December 31, 2024 are as follows:

	September 30, 2025	December 31, 2024
Risk free right	4.33%	4.83%
Stock price	$4.56	$4.56
Dividend yield	0%	0%
Volatility	67%	67%

11.	FAIR VALUE MEASUREMENT

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values. There were no transfers between fair value measurement levels during the year ended December 31, 2024 or for the period January 31, 2023 (inception date) to December 31, 2023.

The Company’s financial assets and liabilities measured at fair value at December 31, 2024 are as follows:

	Fair Value Measurements as of December 31, 2024
	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities:
Convertible debt at fair value	$—	$—	$3,542,797	$3,542,797

The derivative portion of the convertible note was valued using a Black-Scholes simulation model. As a result of the election to apply the fair value option, the value of the conversion feature is not separately presented on the balance sheet.

The following assumptions were used in determining the fair value of the convertible notes as of December 31, 2024:

December 31, 2024
Risk free right	4.83%
Stock price	$4.56
Dividend yield	0%
Volatility	67%